Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans Held-for-sale, Fair Value Disclosure	$ 16	$ 2,490
Loans Receivable, Fair Value Disclosure	$ 1	$ 0